Amount owing by shareholders and related party	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by shareholders and related party

7. Amount owing by shareholders and related party

The amount owing by shareholders and related party in the prior year were non-trade in nature, unsecured, interest-free and repayable on demand. They were settled by cash during the year.